Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 01, 2005	Jun. 28, 2002
Investments, Owned, Federal Income Tax Note [Line Items]
Federal statutory rate		35.00%	34.00%	35.00%	34.00%	34.00%
Valuation allowance	$ 96.1			$ 96.1	$ 141.6	$ 128.1	$ 35.3
Valuation allowance release related to a legal entity restructuring project	51.4			51.4	0.0	0.0
Net unrecognized tax benefits that would impact the effective tax rate	0.7			0.7
Interest expense related to unrecognized tax benefits in tax expense				0.2	0.2	0.2
Accrued interest	2.0			2.0	1.8
Accrued penalties	0.3			0.3	0.3
Tax expense		$ (13.8)	$ (12.0)	(80.6)	(45.4)	$ (13.5)
Tax Period Prior to June 28, 2002 [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards									$ 123.6
Estimated annual limitation of NOLs				3.5
Tax Period June 28, 2002 - November 1, 2005 [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards								$ 4.8
Annual limitation of originated NOLs				4.2
HWStar Waste Holdings, Corp. and subsidiaries [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards	185.9			185.9
Capital Loss Carryforward [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Capital loss carryforward	182.9			182.9
Federal [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Operating loss carryforwards	432.5			432.5	$ 408.3
Projected current tax benefit use for 2014	$ 6.4			$ 6.4